Capital Management - Summary of Authorized Shares, Issued and Fully Paid-up Shares (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended
	May 31, 2025	May 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid			294,195,256	285,175,864
Share Capital, Beginning balance			285,475,136	295,991,665
i) Issue of common shares at USD 0.002			751,839	767,904
ii) Warrant excercise		7,968,281	7,968,281
iii) Repurchase of shares				(11,583,705)
Share Capital, Ending balance			294,195,256	285,175,864
Issued and fully paid up shares, Amount			$ 588	$ 570
Share Capital, Beginning balance			570	591
i) Issue of common shares at USD 0.002			2	2
ii) Warrant exercise			16
iii) Repurchase of shares				(23)
Share Capital, Ending balance			$ 588	$ 570
Class A Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid			165,141,064	151,121,672
iii) Repurchase of shares	(11,583,705)
Issued and fully paid up shares, Amount			$ 330	$ 302
Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid			129,054,192	134,054,192
Issued and fully paid up shares, Amount			$ 258	$ 268